Accounting policies - Reporting entity (Details) $ in Millions, R in Billions	12 Months Ended
	Dec. 31, 2021 USD ($) shaftComplex plant shaft miningTailingDam concentrator region	Dec. 31, 2021 ZAR (R)	Oct. 25, 2019 ZAR (R)	May 21, 2018 USD ($)
Accounting policies
Number of regions | region	2
Number of established shaft complexes | shaftComplex	2
US$600 million RCF
Accounting policies
Loan | $	$ 600			$ 600
R5.5 billion RCF
Accounting policies
Loan | R		R 5.5	R 5.5
Kroondal
Accounting policies
Proportion of ownership interest in joint operation	50.00%
Number of operating decline shafts	5
Number of concentrating plants | plant	2
Marikana
Accounting policies
Proportion of ownership interest in joint operation	50.00%
Number of shafts and concentrators	5
Number of concentrators on site | concentrator	5
Mimosa
Accounting policies
Proportion of ownership interest in associate	50.00%
Rustenburg operation
Accounting policies
Number of operating vertical shafts	3
Number of operating decline shafts	2
Number of concentrating plants | plant	2
Number of mining tailing dams | miningTailingDam	2